Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 146,312	$ 117,839
Investment securities	75,199	111,389
Total assets	1,184,844	1,136,466
Deposits – Business and government	511,348	464,619
Total liabilities	1,111,952	1,065,963
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	3,519	3,097
Trading assets	7	1
Total assets	7	1
Bank's maximum exposure to loss	3,526	3,098
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	2,403	3,106
Trading assets	2	2
Investment securities	1,124	1,192
Loans	639	820
Total assets	1,765	2,014
Bank's maximum exposure to loss	1,765	2,014
Capital funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	833	833
Investment securities	10	10
Loans	59	59
Total assets	69	69
Deposits – Business and government	833	833
Total liabilities	833	833
Bank's maximum exposure to loss	69	69
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	6,755	7,036
Trading assets	9	3
Investment securities	1,134	1,202
Loans	698	879
Total assets	1,841	2,084
Deposits – Business and government	833	833
Total liabilities	833	833
Bank's maximum exposure to loss	$ 5,360	$ 5,181